TAXES PAYABLE	12 Months Ended
Mar. 31, 2019
TAXES PAYABLE
TAXES PAYABLE

Note 12—TAXES PAYABLE

	As of	As of
	March 31, 2019	March 31, 2018
	USD	USD
Income tax payable	4,428,224	12,558,211
VAT payable	4,062,825	6,725,654
Other taxes payable	880,481	775,963
Total taxes payable	9,371,530	20,059,828